UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	4/30/18 (Unaudited)

	Putnam RetirementReady 2060 Fund	Shares	Value
	Absolute Return Funds (10.3%)*

	Putnam Fixed Income Absolute Return Fund Class P (AFF)	369	$3,650
	Putnam Multi-Asset Absolute Return Fund Class P (AFF)	5,447	65,418

	Total Absolute Return Funds (cost $70,546)		$69,068

	Asset Allocation Funds (89.5%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	37,424	$491,751
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	6,269	107,577

	Total Asset Allocation Funds (cost $616,622)		$599,328

	Fixed Income Funds (0.5%)*

	Putnam Government Money Market Fund Class G(AFF)	3,044	$3,044

	Total Fixed Income Funds (cost $3,044)		$3,044

	Total Investments (cost $690,212)		$671,440

*	Percentages indicated are based on net assets of $669,711.

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.6%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	17,787	$175,732
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	178,604	2,145,042

	Total Absolute Return Funds (cost $2,311,297)		$2,320,774

	Asset Allocation Funds (89.1%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,148,306	$15,088,740
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	263,353	4,519,142

	Total Asset Allocation Funds (cost $18,921,952)		$19,607,882

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	95,202	$95,202

	Total Fixed Income Funds (cost $95,202)		$95,202

	Total Investments (cost $21,328,451)		$22,023,858

*	Percentages indicated are based on net assets of $21,996,483.

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (11.2%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	91,749	$906,477
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	492,709	5,917,434

	Total Absolute Return Funds (cost $6,693,694)		$6,823,911

	Asset Allocation Funds (88.4%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	2,418,514	$31,779,271
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,275,763	21,892,084

	Total Asset Allocation Funds (cost $50,205,306)		$53,671,355

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	256,658	$256,658

	Total Fixed Income Funds (cost $256,658)		$256,658

	Total Investments (cost $57,155,658)		$60,751,924

*	Percentages indicated are based on net assets of $60,724,889.

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (12.4%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	171,936	$1,698,728
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	565,452	6,791,081

	Total Absolute Return Funds (cost $8,386,994)		$8,489,809

	Asset Allocation Funds (87.3%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,726,443	$22,685,458
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	2,147,940	36,858,642

	Total Asset Allocation Funds (cost $56,743,406)		$59,544,100

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	292,217	$292,217

	Total Fixed Income Funds (cost $292,217)		$292,217

	Total Investments (cost $65,422,617)		$68,326,126

*	Percentages indicated are based on net assets of $68,220,065.

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (15.9%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	441,274	$4,359,785
	Putnam Multi-Asset Absolute Return Fund P(AFF)	1,643,014	19,732,594

	Total Absolute Return Funds (cost $23,806,372)		$24,092,379

	Asset Allocation Funds (82.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	380,175	$5,744,449
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,208,612	15,881,167
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	5,998,286	102,930,594

	Total Asset Allocation Funds (cost $117,186,262)		$124,556,210

	Fixed Income Funds (1.7%)*

	Putnam Government Money Market Fund Class G(AFF)	2,585,745	$2,585,745

	Total Fixed Income Funds (cost $2,585,745)		$2,585,745

	Total Investments (cost $143,578,379)		$151,234,334

*	Percentages indicated are based on net assets of $151,197,625.

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (22.4%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	642,365	$6,346,568
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	1,720,595	20,664,348

	Total Absolute Return Funds (cost $26,796,323)		$27,010,916

	Asset Allocation Funds (74.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,728,442	$26,116,762
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	3,714,965	63,748,800

	Total Asset Allocation Funds (cost $87,094,893)		$89,865,562

	Fixed Income Funds (2.9%)*

	Putnam Government Money Market Fund Class G(AFF)	3,513,412	$3,513,412

	Total Fixed Income Funds (cost $3,513,412)		$3,513,412

	Total Investments (cost $117,404,628)		$120,389,890

*	Percentages indicated are based on net assets of $120,331,869.

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (30.7%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	1,880,581	$18,580,137
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	3,363,351	40,393,852

	Total Absolute Return Funds (cost $58,242,896)		$58,973,989

	Asset Allocation Funds (65.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	5,975,829	$90,294,783
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	178,871	1,915,709
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,966,014	33,736,812

	Total Asset Allocation Funds (cost $120,997,131)		$125,947,304

	Fixed Income Funds (3.9%)*

	Putnam Government Money Market Fund Class G(AFF)	7,499,113	$7,499,113

	Total Fixed Income Funds (cost $7,499,113)		$7,499,113

	Total Investments (cost $186,739,140)		$192,420,406

*	Percentages indicated are based on net assets of $192,281,542.

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (41.0%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	1,899,639	$18,768,436
	Putnam Multi-Asset Absolute Return Class P(AFF)	2,691,189	32,321,183

	Total Absolute Return Funds (cost $50,923,362)		$51,089,619

	Asset Allocation Funds (54.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	3,455,193	$52,207,967
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	1,404,269	15,039,717

	Total Asset Allocation Funds (cost $65,274,803)		$67,247,684

	Fixed Income Funds (5.1%)*

	Putnam Government Money Market Fund Class G(AFF)	6,397,650	$6,397,650

	Total Fixed Income Funds (cost $6,397,650)		$6,397,650

	Total Investments (cost $122,595,815)		$124,734,953

*	Percentages indicated are based on net assets of $124,556,524.

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (52.4%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	4,560,388	$45,056,630
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	4,887,880	58,703,435

	Total Absolute Return Funds (cost $104,476,918)		$103,760,065

	Asset Allocation Funds (41.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,880,229	$28,410,265
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	5,059,740	54,189,815

	Total Asset Allocation Funds (cost $80,756,705)		$82,600,080

	Fixed Income Funds (5.9%)*

	Putnam Government Money Market Fund Class G(AFF)	11,679,043	$11,679,043

	Total Fixed Income Funds (cost $11,679,043)		$11,679,043

	Total Investments (cost $196,912,666)		$198,039,188

*	Percentages indicated are based on net assets of $198,074,473.

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.2%)*

	Putnam Fixed Income Absolute Return Fund Class P(AFF)	3,035,174	$29,987,518
	Putnam Multi-Asset Absolute Fund Class P(AFF)	2,510,663	30,153,066

	Total Absolute Return Funds (cost $60,772,627)		$60,140,584

	Asset Allocation Funds (34.0%)*

	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	3,173,050	$33,983,369

	Total Asset Allocation Funds (cost $33,225,686)		$33,983,369

	Fixed Income Funds (5.9%)*

	Putnam Government Money Market Fund Class G(AFF)	5,902,346	$5,902,346

	Total Fixed Income Funds (cost $5,902,346)		$5,902,346

	Total Investments (cost $99,900,659)		$100,026,299

*	Percentages indicated are based on net assets of $99,951,883.

Notes to The fund's portfolio

	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

	Level 1: Valuations based on quoted prices for identical securities in active markets.

	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2060 Fund	$671,440	$—	$—	$671,440
	Putnam RetirementReady 2055 Fund	22,023,858	—	—	22,023,858
	Putnam RetirementReady 2050 Fund	60,751,924	—	—	60,751,924
	Putnam RetirementReady 2045 Fund	68,326,126	—	—	68,326,126
	Putnam RetirementReady 2040 Fund	151,234,334	—	—	151,234,334
	Putnam RetirementReady 2035 Fund	120,389,890	—	—	120,389,890
	Putnam RetirementReady 2030 Fund	192,420,406	—	—	192,420,406
	Putnam RetirementReady 2025 Fund	124,734,953	—	—	124,734,953
	Putnam RetirementReady 2020 Fund	198,039,188	—	—	198,039,188
	Putnam Retirement Income Fund Lifestyle 1	100,026,299	—	—	100,026,299

	During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	Affiliated transactions

	Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2060 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$1,338	$4,276	$5,595	$84	$—	$(7)	$(12)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	—	5,250	1,610	—	—	3	7	369	3,650
Putnam Absolute Return 500 Fund Class P†	5,926	15,234	21,119	524	401	93	(134)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	20,282	68,572	21,932	967	219	668	(2,172)	5,447	65,418
Putnam Dynamic Asset Allocation Equity Fund Class P	199,978	504,375	202,822	9,407	27,231	21,699	(31,479)	37,424	491,751
Putnam Dynamic Asset Allocation Growth Fund Class P	43,541	111,280	43,473	1,963	6,988	3,256	(7,027)	6,269	107,577
Putnam Government Money Market Fund Class G	1,218	4,001	2,175	—	—	—	—	3,044	3,044
Totals	$272,283	$712,988	$298,726	$12,945	$34,839	$25,712	$(40,817)		$671,440

Putnam RetirementReady 2055 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$118,144	$94,474	$211,792	$3,922	$—	$364	$(1,190)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	—	175,911	518	—	—	—	339	17,787	175,732
Putnam Absolute Return 500 Fund Class P†	374,105	224,948	589,674	17,372	13,281	3,499	(12,878)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	1,280,764	1,221,884	325,221	34,168	7,727	24,263	(56,648)	178,604	2,145,042
Putnam Dynamic Asset Allocation Equity Fund Class P	12,240,553	6,565,542	3,606,866	311,108	900,628	700,937	(811,426)	1,148,306	15,088,740
Putnam Dynamic Asset Allocation Growth Fund Class P	3,112,089	2,417,405	879,563	88,826	316,249	138,374	(269,163)	263,353	4,519,142
Putnam Government Money Market Fund Class G	77,143	94,625	76,566	563	—	—	—	95,202	95,202
Totals	$17,202,798	$10,794,789	$5,690,200	$455,959	$1,237,885	$867,437	$(1,150,966)		$22,023,858

Putnam RetirementReady 2050 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$715,775	$370,401	$1,081,985	$21,654	$—	$4,233	$(8,424)	—	$-
Putnam Fixed Income Absolute Return Fund Class P**	—	910,698	5,151	—	—	3	927	91,749	906,477
Putnam Absolute Return 500 Fund Class P†	1,220,613	413,872	1,593,028	49,735	38,037	2,096	(43,553)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	4,179,126	2,639,229	833,975	100,746	22,784	29,490	(96,436)	492,709	5,917,434
Putnam Dynamic Asset Allocation Equity Fund Class P	31,277,229	8,818,324	8,238,900	702,790	2,034,511	1,525,638	(1,603,020)	2,418,514	31,779,271
Putnam Dynamic Asset Allocation Growth Fund Class P	18,457,298	7,997,116	3,980,043	461,475	1,642,994	560,752	(1,143,039)	1,275,763	21,892,084
Putnam Government Money Market Fund Class G	253,175	225,287	221,804	1,668	—	—	—	256,658	256,658
Totals	$56,103,216	$21,374,927	$15,954,886	$1,338,068	$3,738,326	$2,122,212	$(2,893,545)		$60,751,924

Putnam RetirementReady 2045 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$1,258,156	$804,984	$2,055,800	$39,595	$—	$6,732	$(14,072)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	—	1,709,197	11,515	—	—	20	1,026	171,936	1,698,728
Putnam Absolute Return 500 Fund Class P†	1,267,824	756,810	1,984,852	59,976	45,865	2,770	(42,552)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	4,340,797	3,599,726	1,058,463	110,461	24,981	32,344	(123,323)	565,452	6,791,081
Putnam Dynamic Asset Allocation Equity Fund Class P	21,736,752	8,578,752	7,580,558	487,788	1,412,098	1,489,081	(1,538,569)	1,726,443	22,685,458
Putnam Dynamic Asset Allocation Growth Fund Class P	29,369,667	16,074,111	7,612,773	755,499	2,689,809	1,060,513	(2,032,876)	2,147,940	36,858,642
Putnam Government Money Market Fund Class G	260,309	282,985	251,077	1,756	—	—	—	292,217	292,217
Totals	$58,233,505	$31,806,565	$20,555,038	$1,455,075	$4,172,753	$2,591,460	$(3,750,366)		$68,326,126

Putnam RetirementReady 2040 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$3,503,684	$1,024,925	$4,515,238	$90,995	$—	$31,195	$(44,566)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	279,738	4,228,970	140,054	26,786	—	1,648	(10,517)	441,274	4,359,785
Putnam Absolute Return 500 Fund Class P†	5,366,986	2,026,571	7,216,727	226,954	173,585	31,620	(208,450)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	12,057,563	10,377,253	2,451,325	304,790	68,928	163,481	(414,378)	1,643,014	19,732,594
Putnam Dynamic Asset Allocation Balanced Fund Class P	2,697,611	4,068,037	931,329	64,753	260,225	83,126	(172,996)	380,175	5,744,449
Putnam Dynamic Asset Allocation Equity Fund Class P	19,478,181	4,285,054	7,967,654	355,183	1,028,222	1,658,006	(1,572,420)	1,208,612	15,881,167
Putnam Dynamic Asset Allocation Growth Fund Class P	97,123,564	27,992,692	19,723,910	2,194,408	7,812,754	2,609,237	(5,070,989)	5,998,286	102,930,594
Putnam Government Money Market Fund Class G	2,054,506	1,426,705	895,466	15,994	—	—	—	2,585,745	2,585,745
Totals	$142,561,833	$55,430,207	$43,841,703	$3,279,863	$9,343,714	$4,578,313	$(7,494,316)		$151,234,334

Putnam RetirementReady 2035 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$2,892,920	$1,432,654	$4,310,780	$85,207	$—	$12,584	$(27,378)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	1,752,987	5,229,172	599,972	119,943	—	9,193	(44,812)	642,365	6,346,568
Putnam Absolute Return 500 Fund Class P†	5,413,810	2,401,391	7,638,548	235,368	180,009	(21,131)	(155,522)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	11,606,344	12,024,451	2,672,195	311,025	70,338	(1,078)	(293,174)	1,720,595	20,664,348
Putnam Dynamic Asset Allocation Balanced Fund Class P	16,536,183	14,630,200	4,705,576	310,825	1,153,280	505,635	(849,680)	1,728,442	26,116,762
Putnam Dynamic Asset Allocation Growth Fund Class P	63,799,989	23,467,792	22,114,690	1,324,629	4,716,073	3,177,645	(4,581,936)	3,714,965	63,748,800
Putnam Government Money Market Fund Class G	2,847,562	1,662,726	996,876	21,559	—	—	—	3,513,412	3,513,412
Totals	$104,849,795	$60,848,386	$43,038,637	$2,408,556	$6,119,700	$3,682,848	$(5,952,502)		$120,389,890

Putnam RetirementReady 2030 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$7,365,503	$2,150,595	$9,486,225	$191,269	$—	$59,265	$(89,138)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	9,672,245	11,863,461	2,817,551	501,482	—	62,037	(200,055)	1,880,581	18,580,137
Putnam Absolute Return 500 Fund Class P†	13,087,505	4,862,314	17,552,186	545,249	417,095	91,239	(488,872)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	26,485,760	20,359,006	5,929,418	600,861	135,884	247,298	(768,794)	3,363,351	40,393,852
Putnam Dynamic Asset Allocation Balanced Fund Class P	84,241,519	27,100,041	20,308,444	1,229,218	4,229,944	2,270,985	(3,009,318)	5,975,829	90,294,783
Putnam Dynamic Asset Allocation Conservative Fund Class P	1,954,297	387,420	423,738	30,970	13,410	19,620	(21,890)	178,871	1,915,709
Putnam Dynamic Asset Allocation Growth Fund Class P	46,027,401	8,938,983	20,754,842	743,885	2,648,456	3,761,555	(4,236,285)	1,966,014	33,736,812
Putnam Government Money Market Fund Class G	7,289,634	2,476,709	2,267,230	51,478	—	—	—	7,499,113	7,499,113
Totals	$196,123,864	$78,138,529	$79,539,634	$3,894,412	$7,444,789	$6,511,999	$(8,814,352)		$192,420,406

Putnam RetirementReady 2025 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$5,316,249	$2,371,416	$7,661,212	$154,533	$—	$24,412	$(50,865)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	9,656,729	11,837,877	2,574,962	541,232	—	(73,553)	(77,655)	1,899,639	18,768,436
Putnam Absolute Return 500 Fund Class P†	12,535,255	7,899,384	20,010,713	626,429	479,108	(45,472)	(378,454)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	14,095,671	22,572,414	3,763,048	339,827	76,851	(47,296)	(536,558)	2,691,189	32,321,183
Putnam Dynamic Asset Allocation Balanced Fund Class P	51,266,531	18,543,788	17,229,524	715,499	2,335,676	1,667,116	(2,039,944)	3,455,193	52,207,967
Putnam Dynamic Asset Allocation Conservative Fund Class P	9,111,563	8,579,268	2,567,651	213,829	100,584	142,512	(225,975)	1,404,269	15,039,717
Putnam Government Money Market Fund Class G	5,269,843	2,633,508	1,505,701	41,391	—	—	—	6,397,650	6,397,650
Totals	$107,251,841	$74,437,655	$55,312,811	$2,632,740	$2,992,219	$1,667,719	$(3,309,451)		$124,734,953

Putnam RetirementReady 2020 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$13,121,771	$4,555,516	$17,614,775	$358,712	$—	$114,257	$(176,769)	—	$—
Putnam Fixed Income AbsoluteReturn Fund Class P**	27,934,935	25,465,232	7,942,362	1,431,929	—	338,773	(739,948)	4,560,388	45,056,630
Putnam Absolute Return 500 Fund Class P†	43,412,497	16,134,120	58,290,534	1,800,268	1,377,268	582,105	(1,838,188)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	14,869,057	51,395,961	6,350,897	273,881	61,938	598,215	(1,808,901)	4,887,880	58,703,435
Putnam Dynamic Asset Allocation Balanced Fund Class P	39,418,991	7,836,375	18,816,943	448,005	1,343,950	2,139,923	(2,168,081)	1,880,229	28,410,265
Putnam Dynamic Asset Allocation Conservative Fund Class P	49,217,553	17,536,799	12,434,902	854,219	383,092	963,288	(1,092,923)	5,059,740	54,189,815
Putnam Government Money Market Fund Class G	11,810,949	3,231,113	3,363,019	85,651	—	—	—	11,679,043	11,679,043
Totals	$199,785,753	$126,155,116	$124,813,432	$5,252,665	$3,166,248	$4,736,561	$(7,824,810)		$198,039,188

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/18	Fair value as of 4/30/18
Putnam Short Duration Bond Fund Class P*	$8,195,573	$2,615,951	$10,780,788	$213,081	$—	$33,186	$(63,922)	—	$—
Putnam Fixed Income Absolute Return Fund Class P**	19,085,452	15,658,262	4,520,373	914,670	—	(174,841)	(60,982)	3,035,174	29,987,518
Putnam Absolute Return 500 Fund Class P†	27,528,717	9,699,885	36,495,897	1,111,447	850,044	(138,549)	(594,156)	—	—
Putnam Multi-Asset Absolute Return Fund Class P‡	—	31,252,390	352,805	—	—	(12,193)	(734,326)	2,510,663	30,153,066
Putnam Dynamic Asset Allocation Conservative Fund Class P	31,215,979	9,689,483	6,854,337	520,947	225,587	63,482	(131,238)	3,173,050	33,983,369
Putnam Government Money Market Fund Class G	5,437,413	1,871,351	1,406,418	40,080	—	—	—	5,902,346	5,902,346
Totals	$91,463,134	$70,787,322	$60,410,618	$2,800,225	$1,075,631	$(228,915)	$(1,584,624)		$100,026,299

* Effective 4/20/18, Putnam Absolute Return 100 Fund is no longer an underlying position within the Putnam RetirementReady Funds suite of funds. Effective June 1, 2018 Putnam Absolute Return 100 Fund was renamed Putnam Short Duration Bond Fund.
** Effective 4/30/18, Putnam Absolute Return 300 Fund was renamed Putnam Fixed Income Absolute Return Fund.
† Effective 4/24/18, Putnam Absolute Return 500 Fund merged into Putnam Absolute Return 700 Fund.
‡ Effective 4/30/18, Putnam Absolute Return 700 Fund was renamed Putnam Multi-Asset Absolute Return Fund.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018